TAXATION - Reconciliation of the statutory tax rate (Details) - USD ($)	3 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
TAXATION
Earning before income tax-rate	$ (5,365,237)	$ (7,464,462)
Income tax expense by applying tax rate in force in the respective countries	(210,141)	2,042,411
Share of profit or loss of subsidiaries, joint ventures and associates	69,976	(96,264)
Stock options charge		(68,931)
Non-deductible expenses	(1,263,978)	(544,001)
Tax inflation adjustment	(13,030)	792,693
Result of inflation effect on monetary items and other finance results	(601,279)	(859,499)
Derecognition of tax loss carryforwards	(64,543)
Income tax expenses	$ (2,082,995)	$ 1,266,409